Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of computations of basic earnings per share of common stock

The computations of basic earnings per share of common stock are as follows:

	2019	2018

Net Gain / (Loss)	$(5,468,758)	$(5,969,001)

Weighted average common shares outstanding	$57,023,319	$56,880,579

Earnings / (losses) per share	$(0.096)	$(0.105)